Note 10 - Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance	$ 97,252	$ 105,738
Carrying amounts	97,252	97,252
Balance	372,292	97,252
Computer software [member]
Statement Line Items [Line Items]
Balance	30,239	31,067
Carrying amounts	30,239	30,239
Balance	25,352	30,239
Vehicles [member]
Statement Line Items [Line Items]
Balance	2,010	6,858
Carrying amounts	2,010	2,010
Balance		2,010
Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	3,495	4,369
Carrying amounts	3,495	3,495
Balance	19,609	3,495
Computer equipment [member]
Statement Line Items [Line Items]
Balance	26,709	19,945
Carrying amounts	26,709	26,709
Balance	33,497	26,709
Geological library [member]
Statement Line Items [Line Items]
Balance	2,994	3,742
Carrying amounts	2,994	2,994
Balance	2,394	2,994
Field equipment [member]
Statement Line Items [Line Items]
Balance	31,805	39,757
Carrying amounts	31,805	31,805
Balance	91,488	31,805
Mill Equipment [member]
Statement Line Items [Line Items]
Balance
Carrying amounts	199,952
Balance	199,952
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	995,754	1,001,109
Additions	305,074	22,538
Disposals	(36,529)	(27,893)
Carrying amounts	995,754	995,754
Balance	1,264,299	995,754
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	185,263	176,010
Additions	4,300	9,253
Disposals
Carrying amounts	185,263	185,263
Balance	189,563	185,263
Gross carrying amount [member] | Vehicles [member]
Statement Line Items [Line Items]
Balance	146,569	174,462
Additions
Disposals	(36,529)	(27,893)
Carrying amounts	146,569	146,569
Balance	110,040	146,569
Gross carrying amount [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	135,064	135,064
Additions	19,029
Disposals
Carrying amounts	135,064	135,064
Balance	154,093	135,064
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	231,451	218,166
Additions	15,748	13,285
Disposals
Carrying amounts	231,451	231,451
Balance	247,199	231,451
Gross carrying amount [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	51,760	51,760
Additions
Disposals
Carrying amounts	51,760	51,760
Balance	51,760	51,760
Gross carrying amount [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	245,647	245,647
Additions	66,045
Disposals
Carrying amounts	245,647	245,647
Balance	311,692	245,647
Gross carrying amount [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance
Additions	199,952
Disposals
Carrying amounts
Balance	199,952
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	898,502	895,371
Disposals	(34,769)	(23,908)
Depreciation	28,274	27,039
Carrying amounts	898,502	898,502
Balance	892,007	898,502
Accumulated depreciation, amortisation and impairment [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	155,024	144,943
Disposals
Depreciation	9,187	10,081
Carrying amounts	155,024	155,024
Balance	164,211	155,024
Accumulated depreciation, amortisation and impairment [member] | Vehicles [member]
Statement Line Items [Line Items]
Balance	144,559	167,604
Disposals	(34,769)	(23,908)
Depreciation	250	863
Carrying amounts	144,559	144,559
Balance	110,040	144,559
Accumulated depreciation, amortisation and impairment [member] | Furniture, fixtures and fittings [member]
Statement Line Items [Line Items]
Balance	131,569	130,695
Disposals
Depreciation	2,915	874
Carrying amounts	131,569	131,569
Balance	134,484	131,569
Accumulated depreciation, amortisation and impairment [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	204,742	198,221
Disposals
Depreciation	8,960	6,521
Carrying amounts	204,742	204,742
Balance	213,702	204,742
Accumulated depreciation, amortisation and impairment [member] | Geological library [member]
Statement Line Items [Line Items]
Balance	48,766	48,018
Disposals
Depreciation	600	748
Carrying amounts	48,766	48,766
Balance	49,366	48,766
Accumulated depreciation, amortisation and impairment [member] | Field equipment [member]
Statement Line Items [Line Items]
Balance	213,842	205,890
Disposals
Depreciation	6,362	7,952
Carrying amounts	213,842	213,842
Balance	220,204	213,842
Accumulated depreciation, amortisation and impairment [member] | Mill Equipment [member]
Statement Line Items [Line Items]
Balance
Disposals
Depreciation
Carrying amounts
Balance